Parent Company Only Condensed Financial Information	12 Months Ended
Jun. 30, 2021
Condensed Financial Information Disclosure [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 22 – PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of June 30,
	2021	2020
ASSETS
Current assets:
Cash and cash equivalents	$12,975,407	$181,513
Amounts due from subsidiaries	7,576,560	7,121,760
Prepayments, deposits and other assets, net	382,807	161,767
Total Current Assets	20,934,774	7,465,040

Non-Current assets:
Investments in subsidiaries	36,295,558	20,598,908
Total Assets	$57,230,332	$28,063,948

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Salaries and benefits payable	541,285	715,304
Total Current Liabilities	541,285	715,304
Total Liabilities	$541,285	$715,304

Shareholders’ Equity
Common stock, $0.0001 par value, 100,000,000 shares authorized; 20,293,552 shares issued and outstanding as of June 30, 2021; 15,930,330 shares issued and outstanding as of June 30, 2020*	2,029	1,593
Additional paid-in capital	48,516,695	28,586,048
Accumulated retained earnings	6,940,240	123,668
Accumulated other comprehensive income (loss)	1,230,083	(1,362,665)

Total Shareholders’ Equity	56,689,047	27,348,644

Total Liabilities and Shareholders’ Equity	$57,230,332	$28,063,948

Condensed statements of comprehensive income (loss)

	For the years ended June 30,
	2021	2020	2019

Revenues	$-	$-	$201,614
Less: Cost of revenues	-	-	(200,954)
Gross profit	-	-	660

General and administrative expenses	(6,267,334)	(5,505,559)	(8,651,816)
Share of profit in subsidiaries, net (Note a)	13,202,527	8,404,632	5,317,315
Other income	6,365	46,904	66,806
Other expenses	(124,986)	(7,739)	(2,741)

Income (loss) before income tax	6,816,572	2,938,238	(3,269,776)
Provision for income tax	-	-	-
Net income (loss)	6,816,572	2,938,238	(3,269,776)

Other comprehensive (loss) income
Foreign currency translation gain (loss)	$2,592,748	$(549,015)	$(411,973)

Comprehensive income (loss)	$9,409,320	$2,389,223	$(3,681,749)

Condensed statements of cash flows

	For the years ended June 30,
	2021	2020	2019
Net cash used in operating activities	$(2,107,118)	$(3,586,857)	$(3,189,448)
Net cash provided by financing activities	14,799,107	200,000	1,472,592
Effect of exchange rate changes on cash	101,905	97,179	569
Net increase (decrease) in cash and cash equivalents	12,793,894	(3,289,678)	(1,716,287)
Cash and cash equivalents, at the beginning of the year	$181,513	$3,471,191	$5,187,478
Cash, cash equivalents at the end of the year	$12,975,407	$181,513	$3,471,191

(a) Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323. Such investments are presented on the balance sheets as “Investments in subsidiaries” and share of the subsidiaries’ profit or loss are shown as “Share of profit in subsidiaries, net” on the statements of comprehensive income (loss).

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.